Taxation (Details) - Schedule of taxation (Parentheticals)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of taxation [Abstract]
Standard rate of corporation tax	19.00%	19.00%	19.00%